Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMAN
C
E
As required under the SEC pay versus performance rules adopted under the Dodd-Frank Act (“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our principal executive officer or PEO) and average “compensation actually paid” to our named executive officers (“NEOs”) and certain financial performance of the Company for the last three years, in each case, calculated in a manner consistent with PvP Rules. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (1) (c)		Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)		Average Compensation Actually paid to Non-PEO NEOs (1) (2) (e)		Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (3) (h)	Company- Selected Measure: Diluted EPS (4) (i)
								Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	$8,375,361	-$	4,251,271	$1,673,157		$231,629		$119	$126	$414	$1.72
2021	$8,889,526		$26,421,358	$1,743,820	(5)	$3,270,073	(5)	$149	$133	$828	$3.04
2020	$9,902,703		$22,777,595	$2,018,372		$3,794,101		$125	$116	$786	$2.85

(1)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (“CAP”) to Mr. Farrell, and to our NEOs other than Mr. Farrell, respectively. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the PvP Rules, the following adjustments were made to the “Total” amount of compensation reported on the Summary Compensation Table (“SCT”):

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions from SCT Total (iii)		CAP
2022	$1,156,275	$453,600	$174,764	$8,375,361	- $ 6,590,722	-$	6,035,911	-$	4,251,271
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	- $ 6,359,608		$23,891,440		$26,421,358
2020	$1,084,825	$2,195,700	$447,873	$9,902,703	- $ 6,174,305		$19,049,196		$22,777,595

Average Non-PEO NEOs 2 SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)		Additions from SCT Total (iii)		CAP
2022	$533,613	$117,575	$84,254	$1,673,157	-$	937,716	-$	503,813	$231,629
2021	$513,474	$285,050	$107,146	$1,743,820	-$	838,150		$2,364,402	$3,270,073
2020	$501,338	$565,600	$144,288	$2,018,372	-$	807,146		$2,582,875	$3,794,101

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We do not have a pension program for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below:

PEO Equity Component of CAP for Each Fiscal Year (FY)

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (IV) (a)	Change in Value of Prior Years’ Awards That Vested in FY (IV) (b)		Change in Value of Prior Years’ Awards Unvested at 12/31 (IV) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2022	Options	$6,985,487	-$	4,379,219	-$	8,642,178	-$	6,035,911
2021	Options	$10,985,931	-$	1,173,880		$14,079,390		$23,891,440
2020	Options	$7,482,445		$1,887,995		$9,678,757		$19,049,196

Average Non-PEO NEO’s 2 Equity Component of CAP for each Fiscal Year (FY)

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (IV) (a)	Change in Value of Prior Years’ Awards That Vested in FY (IV) (b)		Change in Value of Prior Years’ Awards Unvested at 12/31 (IV) (c)		Equity Value Included in CAP (d) = (a) + (b) + (c)
2022	Options	$993,882	-$	494,713	-$	1,002,982	-$	503,813
2021	Options	$1,213,885	-$	145,752		$1,296,270		$2,364,402
2020	Options	$978,154		$262,936		$1,341,785		$2,582,875

(iv)
The fair value of stock options reported for CAP purposes is estimated using a Black-Scholes option pricing model in accordance with the PvP Rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options for purposes of this table are as follows:

Valuation Date	6/15/2020	12/31/2020	6/14/2021	12/31/2021	6/13/2022	12/31/2022
Expected Volatility	19.9%	20.5%	20.7%	21.0%	21.7%	22.5%
Expected Life in years	7.3	7.3	7.2	7.2	7.1	7.1
Dividend Yield	1.30%	1.10%	1.19%	0.99%	1.24%	1.30%
Risk-Free Interest Rate	0.50%	0.50%	1.34%	1.72%	2.93%	3.88%

(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2022: Richard Dierker, Patrick De Maynadier, Barry Bruno, Carlos Linares
2021: Richard Dierker, Patrick De Maynadier, Britta Bomhard, Barry Bruno
2020: Richard Dierker, Patrick De Maynadier, Britta Bomhard, Steven Cugine

(3)	Net Income is as reported in our Form 10-K

(4)	Diluted EPS, is as adjusted for purposes of calculating Diluted EPS under the “Annual Incentive Plan” and includes the following adjustments
2022: The cost of restricted stock issued for the Hero acquisition ($0.03) and impact of the discontinuation of business in Russia due to the Russia/Ukraine war ($0.01)
2021: The favorable adjustment to Flawless earnout ($0.30) and the operational and transactional cost of the Therabreath acquisition ($0.02)
2020: The favorable adjustment to Flawless earnout ($0.28), gain on sale of an international brand ($0.01) and the operational and transactional cost of the Zicam acquisition ($0.02)

(5)
Compensation values disproportionately declined from the prior fiscal year due to the impact of the departure of Steven Cugine and Britta Bomhard, both longer tenured NEOs, and replacement with Barry Bruno.

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote [Text Block]
(2)	The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2022: Richard Dierker, Patrick De Maynadier, Barry Bruno, Carlos Linares
2021: Richard Dierker, Patrick De Maynadier, Britta Bomhard, Barry Bruno
2020: Richard Dierker, Patrick De Maynadier, Britta Bomhard, Steven Cugine

PEO Total Compensation Amount	$ 8,375,361	$ 8,889,526	$ 9,902,703
PEO Actually Paid Compensation Amount	$ (4,251,271)	26,421,358	22,777,595
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions from SCT Total (iii)		CAP
2022	$1,156,275	$453,600	$174,764	$8,375,361	- $ 6,590,722	-$	6,035,911	-$	4,251,271
2021	$1,117,400	$1,130,800	$281,718	$8,889,526	- $ 6,359,608		$23,891,440		$26,421,358
2020	$1,084,825	$2,195,700	$447,873	$9,902,703	- $ 6,174,305		$19,049,196		$22,777,595

Non-PEO NEO Average Total Compensation Amount	$ 1,673,157	1,743,820	2,018,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 231,629	3,270,073	3,794,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs 2 SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)		Additions from SCT Total (iii)		CAP
2022	$533,613	$117,575	$84,254	$1,673,157	-$	937,716	-$	503,813	$231,629
2021	$513,474	$285,050	$107,146	$1,743,820	-$	838,150		$2,364,402	$3,270,073
2020	$501,338	$565,600	$144,288	$2,018,372	-$	807,146		$2,582,875	$3,794,101

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine FY2022 CAP
As described in greater detail in our Compensation Discussion and Analysis (“CD&A”) within the sections titled “Pay for Performance Alignment” and “Annual Incentive Plan”, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The four items listed below represent the most important metrics we used to determine CAP for FY2022.

Most Importan t Performance Measures
> Net Sales > Gross Margin > Diluted EPS > Cash from Operations
We believe in the importance of our stock price by delivering significant value to our stockholders and linking executive pay to our performance. Beyond the Company stock price, we believe that Diluted EPS (which is a metric used for purposes of our Annual Incentive Plan – see additional details regarding adjustments in the section titled “Compensation Discussion and Analysis – Annual Incentive Plan”) represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) linking NEO CAP to Company performance because it is indicative of our profitability and impacts our stock price, and accordingly, Diluted EPS is the “Company-Selected Measure” that is required to be disclosed in accordance with the PvP Rules.

Total Shareholder Return Amount	$ 119	149	125
Peer Group Total Shareholder Return Amount	126	133	116
Net Income (Loss)	$ 414,000,000	$ 828,000,000	$ 786,000,000
Company Selected Measure Amount	1.72	3.04	2.85
PEO Name	Mr. Farrell
Cost of Restricted Stock Issued (EPS) | $ / shares	$ (0.03)
Favorable Adjustment to Flawless Earnout (EPS) | $ / shares		$ (0.3)	$ (0.28)
Gain on Sale of an International Brand (EPS) | $ / shares			$ (0.01)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash from Operations
PEO [Member] | Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,590,722)	$ (6,359,608)	$ (6,174,305)
PEO [Member] | Additions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,035,911)	23,891,440	19,049,196
PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,275	1,117,400	1,084,825
PEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	453,600	1,130,800	2,195,700
PEO [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,764	281,718	447,873
Non-PEO NEO [Member] | Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(937,716)	(838,150)	(807,146)
Non-PEO NEO [Member] | Additions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(503,813)	2,364,402	2,582,875
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	533,613	513,474	501,338
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,575	285,050	565,600
Non-PEO NEO [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 84,254	$ 107,146	$ 144,288